UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND


                                       LSV
                                VALUE EQUITY FUND


                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2004


                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                       LSV
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund, the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and since inception (March 31, 1999) as of October 31, 2004 (* denotes annualized periods):

                           12 MONTHS     3 YEARS      5 YEARS
                             ENDED        ENDED        ENDED         SINCE
FUND                       10/31/04     10/31/04*    10/31/04*    INCEPTION*
------------------------   ---------    ---------    ---------    ----------
LSV VALUE EQUITY FUND          17.06%       12.73%        8.72%         8.40%
BENCHMARK:
Russell 1000 Value Index       15.45%        8.48%        3.49%         4.23%
BROAD MARKET:
S&P 500 Index                   9.42%        3.92%       -2.22%        -0.80%

      THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-FUND-LSV (1-888-386-3578).

The stock market rose during the fiscal year although uncertainty was high leading into the U.S. Presidential election. With conflicting economic news, slowly rising interest rates and record high oil prices, the stock market was searching for direction. Value stocks outpaced growth stocks during the year by an impressive 12% margin. Mid cap stocks outpaced larger stocks during the year as well by nearly 8%. LSV's deep value style orientation and mid sized capitalization bias were in favor this year and the Fund outpaced the broad market and the value benchmark. LSV's defensive value strategy has performed well over the past five years as stock selection, style and size biases have all added value relative to the benchmark and the broad market.

The performance of the Fund over the past five calendar years or periods is shown below:

                              2000          2001          2002          2003         2004
                           TWELVE MOS.   TWELVE MOS.   TWELVE MOS.   TWELVE MOS.   TEN MOS.
                              ENDED         ENDED         ENDED         ENDED        ENDED
                            12/31/00      12/31/01      12/31/02      12/31/03     10/31/04
                           -----------   -----------   -----------   -----------   --------
LSV VALUE EQUITY FUND            11.15%         5.23%       -11.14%        34.68%      9.01%
Russell 1000 Value                7.01%        -5.59%       -15.52%        30.03%      7.29%
S&P 500 Index                    -9.10%       -11.89%       -22.10%        28.69%      3.06%

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                                 RUSSELL 1000      S&P 500
      CHARACTERISTIC                  FUND       VALUE INDEX        INDEX
      ------------------------     ----------    ------------    -----------
      Price-to-Earnings Ratio        12.0x           14.7x            17.5x
      Price-to-Cash Flow Ratio        5.9x            8.3x            11.3x
      Wtd. Avg. Market Cap:        $ 40.5 Bil      $ 87.6 Bil    $  90.6 Bil

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

INVESTMENT PERFORMANCE REFLECTS VOLUNTARY FEE WAIVERS PREVIOUSLY IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

                             TOTAL RETURN (1)
          -------------------------------------------------------
                    ANNUALIZED  ANNUALIZED
          ONE YEAR  THREE YEAR  FIVE YEAR        ANNUALIZED
           RETURN     RETURN      RETURN    INCEPTION TO DATE (2)
          --------  ----------  ----------  ---------------------
           17.06%     12.73%       8.72%           8.40%

                  [GRAPHIC OMITTED] Plot points are as follows:

                LSV Value Equity Fund              Russell 1000 Value Index (3)
3/31/99(2)             10,000                                 10,000
10/99                  10,329                                 10,615
10/00                  10,934                                 11,201
10/01                  10,952                                  9,872
10/02                  10,364                                  8,883
10/03                  13,403                                 10,915
10/04                  15,690                                 12,602


(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)   The LSV Value Equity Fund commenced operations on March 31, 1999.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

STATEMENT OF NET ASSETS
October 31, 2004

SECTOR WEIGHTINGS (UNAUDITED)+:

                               [GRAPHIC OMITTED]

Financials                                                                 34.1%
Consumer Discretionary                                                     16.3%
Energy                                                                     13.8%
Industrials                                                                 8.1%
Telecommunication Services                                                  6.1%
Consumer Staples                                                            5.3%
Utilities                                                                   4.8%
Information Technology                                                      4.3%
Materials                                                                   4.1%
Healthcare                                                                  2.3%
Repurchase Agreements                                                       0.8%
Warrants                                                                    0.0%

+ Percentages are based on total investments.

                                                                     MARKET
                                                                      VALUE
LSV VALUE EQUITY FUND                                   SHARES        (000)
-------------------------------------------------------------------------------

COMMON STOCK (99.6%)
AEROSPACE & DEFENSE (3.5%)
   Goodrich                                             85,900    $       2,648
   Northrop Grumman                                     90,500            4,683
   Textron                                              65,700            4,478
                                                                  -------------
                                                                         11,809
                                                                  -------------
AGRICULTURAL OPERATIONS (0.7%)
   Monsanto                                             52,400            2,240
                                                                  -------------
AIRCRAFT (0.5%)
   ExpressJet Holdings*                                147,500            1,640
                                                                  -------------
APPAREL/TEXTILES (0.5%)
   VF                                                   31,800            1,712
                                                                  -------------
AUTOMOTIVE (3.1%)
   Autoliv                                              87,700            3,749
   Delphi                                               99,100              833
   Ford Motor                                          320,700            4,179
   General Motors                                       40,900            1,577
                                                                  -------------
                                                                         10,338
                                                                  -------------
BANKS (16.7%)
   AmSouth Bancorp                                      53,600            1,414
   Astoria Financial                                    63,900            2,498
   Bank of America                                     246,200           11,027
   Bank of Hawaii                                       25,800            1,232
   Comerica                                             62,200            3,826
   Huntington Bancshares                                90,100            2,158
   JPMorgan Chase                                      216,276            8,348
   Keycorp                                              65,800            2,210
   National City                                       100,900            3,932
   North Fork Bancorporation                            57,564            2,538

                                                                     MARKET
                                                                      VALUE
                                                        SHARES        (000)
-------------------------------------------------------------------------------
   Popular                                              94,400    $       2,428
   Regions Financial                                    39,013            1,369
   UnionBanCal                                          52,800            3,208
   US Bancorp                                           53,500            1,531
   Wachovia                                            121,600            5,984
   Washington Mutual                                    72,000            2,787
                                                                  -------------
                                                                         56,490
                                                                  -------------
BUILDING & CONSTRUCTION (3.2%)
   Eagle Materials                                       2,312              154
   KB Home                                              22,200            1,826
   Lafarge North America                                31,300            1,534
   Masco                                                96,000            3,289
   NVR*                                                  4,400            2,759
   Pulte Homes                                          21,500            1,180
                                                                  -------------
                                                                         10,742
                                                                  -------------
CHEMICALS (2.1%)
   Eastman Chemical                                     76,300            3,622
   FMC*                                                 37,900            1,662
   Lubrizol                                             51,600            1,792
                                                                  -------------
                                                                          7,076
                                                                  -------------
COMMERCIAL SERVICES (0.8%)
   Brink's                                              33,700            1,082
   Convergys*                                          118,000            1,535
                                                                  -------------
                                                                          2,617
                                                                  -------------
COMPUTERS & SERVICES (3.5%)
   Computer Sciences*                                   30,000            1,490
   Hewlett-Packard                                     398,400            7,434
   NCR*                                                 41,600            2,344
   Western Digital*                                     84,900              708
                                                                  -------------
                                                                         11,976
                                                                  -------------
CONSUMER DISCRETIONARY (0.8%)
   Energizer Holdings*                                  56,600            2,628
                                                                  -------------
ELECTRICAL SERVICES (4.5%)
   Constellation Energy Group                           37,900            1,540
   Edison International                                140,100            4,273
   Exelon                                               56,000            2,219
   Idacorp                                              48,200            1,493
   Northeast Utilities                                  66,800            1,291
   OGE Energy                                           40,000            1,015
   PNM Resources                                        56,200            1,308
   Sempra Energy                                        66,500            2,230
                                                                  -------------
                                                                         15,369
                                                                  -------------
ENTERTAINMENT (0.5%)
   Blockbuster, Cl A                                   118,000              802
   Callaway Golf                                       101,800            1,062
                                                                  -------------
                                                                          1,864
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2004

                                                                     MARKET
                                                                      VALUE
LSV VALUE EQUITY FUND                                   SHARES        (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (7.0%)
   Bear Stearns                                         38,300    $       3,629
   Citigroup                                           224,200            9,948
   Countrywide Financial                               127,200            4,061
   Deluxe                                               33,700            1,284
   Freddie Mac                                          21,200            1,412
   Morgan Stanley                                       62,200            3,178
                                                                  -------------
                                                                         23,512
                                                                  -------------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Adolph Coors, Cl B                                   16,300            1,087
   Altria Group                                         62,800            3,043
   Corn Products International                          47,900            2,357
   PepsiAmericas                                       132,500            2,683
   Supervalu                                            69,600            2,053
   Tyson Foods, Cl A                                   101,500            1,472
   Universal                                            33,300            1,524
                                                                  -------------
                                                                         14,219
                                                                  -------------
GAS/NATURAL GAS (0.3%)
   Nicor                                                26,700            1,002
                                                                  -------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.0%)
   Maytag                                               80,400            1,399
   Whirlpool                                            36,500            2,144
                                                                  -------------
                                                                          3,543
                                                                  -------------
INSURANCE (10.6%)
   Allstate                                            103,900            4,997
   American Financial Group                             87,400            2,587
   AmerUs Group                                         36,600            1,529
   Cigna                                                26,900            1,707
   Humana*                                             100,500            1,925
   Lincoln National                                     81,500            3,570
   Loews                                                24,700            1,479
   MBIA                                                 30,200            1,747
   Metlife                                              49,200            1,887
   Old Republic International                           61,400            1,434
   Principal Financial Group                           102,100            3,855
   Prudential Financial                                 96,300            4,475
   St. Paul Travelers                                   52,700            1,790
   Stancorp Financial Group                             20,700            1,560
   Torchmark                                            25,300            1,367
                                                                  -------------
                                                                         35,909
                                                                  -------------
LABORATORY EQUIPMENT (0.4%)
   PerkinElmer                                          61,100            1,255
                                                                  -------------
LEASING & RENTING (0.5%)
   Ryder System                                         35,700            1,789
                                                                  -------------
LUMBER & WOOD PRODUCTS (1.2%)
   Georgia-Pacific                                     120,100            4,154
                                                                  -------------

                                                                     MARKET
                                                                      VALUE
                                                        SHARES        (000)
-------------------------------------------------------------------------------
MACHINERY (2.4%)
   Briggs & Stratton                                    16,900    $       1,214
   Cummins                                              36,400            2,551
   Johnson Controls                                     26,400            1,514
   Stanley Works                                        49,400            2,199
   Tecumseh Products, Cl A                              16,300              705
                                                                  -------------
                                                                          8,183
                                                                  -------------
OPTICAL SUPPLIES (0.2%)
   Bausch & Lomb                                         8,600              524
                                                                  -------------
PETROLEUM & FUEL PRODUCTS (13.8%)
   Amerada Hess                                         40,600            3,277
   Anadarko Petroleum                                   59,200            3,993
   ChevronTexaco                                       207,000           10,984
   ConocoPhillips                                       78,200            6,593
   Exxon Mobil                                         100,200            4,932
   Marathon Oil                                        101,600            3,872
   Occidental Petroleum                                 91,200            5,092
   Stone Energy*                                        27,700            1,140
   Sunoco                                               56,500            4,201
   Tesoro Petroleum*                                    86,500            2,619
                                                                  -------------
                                                                         46,703
                                                                  -------------
PHARMACEUTICALS (1.7%)
   Alpharma, Cl A                                       54,700              927
   Bristol-Myers Squibb                                156,800            3,674
   King Pharmaceuticals*                               120,400            1,314
                                                                  -------------
                                                                          5,915
                                                                  -------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.3%)
   Eastman Kodak                                       145,000            4,391
                                                                  -------------
PRINTING & PUBLISHING (0.4%)
   American Greetings, Cl A*                            51,700            1,367
                                                                  -------------
RAILROADS (1.0%)
   Burlington Northern Santa Fe                         77,800            3,253
                                                                  -------------
RETAIL (5.5%)
   Albertson's                                         137,800            3,143
   Barnes & Noble*                                      49,300            1,640
   BJ's Wholesale Club*                                 49,800            1,446
   Darden Restaurants                                   53,900            1,321
   Federated Department Stores                          85,700            4,324
   Jack in the Box*                                     50,800            1,695
   Ltd Brands                                           83,500            2,069
   Papa John's International*                           39,100            1,262
   Safeway*                                             44,400              810
   Sears Roebuck                                        25,500              892
                                                                  -------------
                                                                         18,602
                                                                  -------------
SEMI-CONDUCTORS/INSTRUMENTS (0.8%)
   Fairchild Semiconductor
     International*                                    186,600            2,681
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2004

                                                     SHARES/         MARKET
                                                   FACE AMOUNT        VALUE
LSV VALUE EQUITY FUND                                 (000)           (000)
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.4%)
   Sherwin-Williams                                     31,800    $       1,358
                                                                  -------------
STEEL & STEEL WORKS (0.4%)
   Steel Dynamics                                       40,100            1,331
                                                                  -------------
TELEPHONES & TELECOMMUNICATIONS (6.1%)
   BellSouth                                           207,800            5,542
   CenturyTel                                           79,000            2,535
   Motorola                                            136,800            2,361
   Sprint-FON Group                                    195,700            4,100
   Verizon Communications                              154,100            6,026
                                                                  -------------
                                                                         20,564
                                                                  -------------
TOTAL COMMON STOCK
   (Cost $282,245)                                                      336,756
                                                                  -------------

WARRANTS (0.0%)
   Washington Mutual(A)*                                25,900                3
                                                                  -------------
TOTAL WARRANTS
   (Cost $0)                                                                  3
                                                                  -------------

REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley
     1.500%, dated 10/29/04,
     to be repurchased on 11/01/04,
     repurchase price $2,716,329
     (collateralized by U.S.
     Treasury Note, par value
     $2,743,490, 3.875%, 01/15/09;
     with total market value
     $ 2,770,515)                                     $  2,716            2,716
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,716)                                                          2,716
                                                                  -------------
 TOTAL INVESTMENTS (100.4%)
   (Cost $284,961)                                                      339,475
                                                                  -------------

OTHER ASSETS & LIABILITIES (-0.4%)
Payable for Investment Securities Purchased                              (9,849)
Investment Advisory Fees Payable                                           (155)
Administration Fees Payable                                                 (23)
Payable for Capital Shares Redeemed                                          (5)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         8,743
                                                                  -------------
TOTAL OTHER ASSETS & LIABILITIES                                         (1,290)
                                                                  -------------
NET ASSETS (100.0%)                                               $     338,185
                                                                  =============

                                                                      VALUE
                                                                      (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 23,487,659 outstanding
   shares of beneficial interest                                  $     269,206
Undistributed net investment income                                       4,274
Accumulated net realized gain on
   investments                                                           10,191
Net unrealized appreciation on investments                               54,514
                                                                  -------------
NET ASSETS                                                        $     338,185
                                                                  =============
Net Asset Value, Offering and
   Redemption Price Per Share                                            $14.40
                                                                         ======

*     NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL    -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2004

                                                                    LSV VALUE
                                                                   EQUITY FUND
-------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $5).....    $       6,769
   Interest...................................................               39
-------------------------------------------------------------------------------
     Total Investment Income..................................            6,808
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...................................            1,473
   Administration Fees........................................              228
   Trustees' Fees.............................................                5
   Transfer Agent Fees........................................               42
   Registration and Filing Fees...............................               31
   Professional Fees..........................................               25
   Printing Fees..............................................               17
   Custodian Fees.............................................               14
   Insurance and Other Fees...................................                3
-------------------------------------------------------------------------------
   Total Expenses.............................................            1,838
-------------------------------------------------------------------------------
       Net Investment Income..................................            4,970
-------------------------------------------------------------------------------
Net Realized Gain on Investments..............................           10,194
Net Change in Unrealized Appreciation on Investments..........           25,478
-------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........           35,672
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........    $      40,642
===============================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                                  LSV VALUE EQUITY FUND
                                                                              ------------------------------
                                                                                  2004             2003
------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ..................................................        $  4,970         $  2,367
   Net Realized Gain on Investments .......................................          10,194            2,239
   Net Change in Unrealized Appreciation on Investments ...................          25,478           34,035
------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations .................          40,642           38,641
------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..................................................          (2,754)          (1,030)
   Net Realized Gain ......................................................          (2,242)             (43)
------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ....................................          (4,996)          (1,073)
------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .................................................................         110,130          114,083
   In Lieu of Dividends and Distributions .................................           4,899            1,015
   Redeemed ...............................................................         (27,056)          (3,915)
------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions ...          87,973          111,183
------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets .......................................         123,619          148,751
------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ......................................................         214,566           65,815
------------------------------------------------------------------------------------------------------------
   End of Year (including undistributed net investment income
     of $4,274 and $2,058, respectively) ..................................        $338,185         $214,566
============================================================================================================
Shares Transactions:
   Issued .................................................................           7,972           10,638
   In Lieu of Dividends and Distributions .................................             389              101
   Redeemed ...............................................................          (1,931)            (360)
------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions .............           6,430           10,379
============================================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

          NET                      REALIZED AND                  DIVIDENDS
         ASSET                      UNREALIZED                      FROM      DISTRIBUTIONS       TOTAL
         VALUE         NET        GAINS (LOSSES)      TOTAL         NET           FROM          DIVIDENDS
       BEGINNING    INVESTMENT         ON             FROM       INVESTMENT     REALIZED           AND
        OF YEAR       INCOME       INVESTMENTS      OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
       ---------    ----------    --------------    ----------   ----------   -------------   -------------
---------------------
LSV VALUE EQUITY FUND
---------------------
2004     $12.58        $0.22          $ 1.89         $ 2.11        $(0.16)       $(0.13)         $(0.29)
2003       9.85         0.13            2.73           2.86         (0.12)        (0.01)          (0.13)
2002      10.82         0.15           (0.68)         (0.53)        (0.14)        (0.30)          (0.44)
2001      10.87         0.07           (0.05)          0.02         (0.06)        (0.01)          (0.07)
2000      10.33         0.10            0.50           0.60         (0.06)           --           (0.06)

                                                                   RATIO         RATIO
          NET                           NET                        OF NET      OF EXPENSES
         ASSET                        ASSETS          RATIO      INVESTMENT    TO AVERAGE
         VALUE                          END        OF EXPENSES     INCOME      NET ASSETS       PORTFOLIO
          END         TOTAL           OF YEAR      TO AVERAGE    TO AVERAGE    (EXCLUDING        TURNOVER
        OF YEAR      RETURN+           (000)        NET ASSETS   NET ASSETS     WAIVERS)           RATE
       ---------    ---------        --------      -----------   ----------   -------------     ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2004     $14.40       17.06%         $338,185          0.69%        1.86%          0.69%          19.80%
2003      12.58       29.33           214,566          0.72         1.84           0.73            9.52
2002       9.85       (5.37)           65,815          0.81         1.52           0.87           36.64
2001      10.82        0.16            47,944          0.90         1.06           0.94           37.40
2000      10.87        5.86            25,039          0.90         1.29           1.57           31.11

+ Total return is for the year indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments

NOTES TO FINANCIAL STATEMENTS
October 31, 2004

Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the Fund's next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2004, were as follows
(000):

Purchases .............................   $   140,956
Sales .................................        52,614

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent differences as of October 31, 2004.

The tax character of dividends and distributions paid during the last two years were as follows (000):


                             ORDINARY     LONG-TERM
                              INCOME     CAPITAL GAIN    TOTAL
                             --------    ------------   -------
       2004                  $  3,860    $      1,136   $ 4,996
       2003                     1,030              43     1,073

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income            $      4,633
Undistributed Long-Term Capital Gain            9,832
Unrealized Appreciation                        54,514
                                         ------------
Total Distributable Earnings             $     68,979
                                         ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2004, were as follows (000):

                                                    NET
        FEDERAL    APPRECIATED   DEPRECIATED     UNREALIZED
       TAX COST    SECURITIES    SECURITIES     APPRECIATION
       ---------   -----------   -----------    ------------
       $ 284,961     $ 63,802     $ (9,288)       $ 54,514

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
LSV Value Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                TERM OF                                          IN THE ADVISORS'
   NAME,       POSITION(S)    OFFICE AND                                         INNER CIRCLE FUND
 ADDRESS,       HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST    TIME SERVED(2)         DURING PAST 5 YEARS               MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T.          Trustee      Since 1993     Vice Chairman of Ameritrust                43           Trustee of The Advisors' Inner
COONEY                                       Texas N.A.,1989-1992, and                               Circle Fund II ,The MDL Funds,
77 yrs. old                                  MTrust Corp., 1985-1989.                                and The Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.        Trustee      Since 1993     Pennsylvania State University,             43           Member and Treasurer,
PATTERSON                                    Senior Vice President, Treasurer                        Board of Trustees of Grove
87 yrs. old                                  (Emeritus); Financial and Invest-                       City College. Trustee of The
                                             ment Consultant, Professor of                           Advisors' Inner Circle Fund II,
                                             Transportation since 1984; Vice                         The MDL Funds, and
                                             President-Investments, Treasurer,                       The Expedition Funds.
                                             Senior Vice President (Emeritus),
                                             1982-1984. Director, Pennsylvania
                                             Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.        Trustee      Since 1993     Private investor from 1987 to              43           Trustee of The Advisors' Inner
PETERS                                       present. Vice President and                             Circle Fund II, The MDL Funds,
75 yrs. old                                  Chief Financial Officer, Western                        and The Expedition Funds.
                                             Company of North America
                                             (petroleum service company),
                                             1980-1986. President of Gene
                                             Peters and Associates (import
                                             company), 1978-1980. President
                                             and Chief Executive Officer of
                                             Jos. Schlitz Brewing Company
                                             before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.         Trustee      Since 1994     Attorney, solo practitioner since          43           Trustee of The Advisors'
STOREY                                       1994. Partner, Dechert (law firm),                      Inner Circle Fund II, The
73 yrs. old                                  September 1987-December 1993.                           MDL Funds, The Expedition
                                                                                                     Funds, State Street Research
                                                                                                     Funds, Massachusetts Health
                                                                                                     and Education Tax-Exempt
                                                                                                     Trust, SEI Asset Allocation
                                                                                                     Trust, SEI Daily Income
                                                                                                     Trust, SEI Index Funds, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust and
                                                                                                     SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
      Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                TERM OF                                          IN THE ADVISORS'
   NAME,       POSITION(S)    OFFICE AND                                         INNER CIRCLE FUND
 ADDRESS,       HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST    TIME SERVED(2)          DURING PAST 5 YEARS               MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS  (CONTINUED)
--------------------------

GEORGE J.        Trustee      Since 1999     Chief Executive Officer,                   43           Trustee, State Street
SULLIVAN, JR.                                Newfound Consultants, Inc. since                        Navigator Securities Lending
62 yrs. old                                  April 1997. General Partner,                            Trust, since 1995. Trustee
                                             Teton Partners, L.P., June                              of The Advisors' Inner
                                             1991-December 1996; Chief                               Circle Fund II, The MDL
                                             Financial Officer, Nobel                                Funds, The Expedition Funds,
                                             Partners, L.P., March 1991-                             SEI Asset Allocation Trust,
                                             December 1996; Treasurer and                            SEI Daily Income Trust, SEI
                                             Clerk, Peak Asset Management,                           Index Funds, SEI
                                             Inc., since 1991.                                       Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, SEI
                                                                                                     Absolute Return Master Fund,
                                                                                                     L.P., SEI Opportunity Master
                                                                                                     Fund, L.P., SEI Absolute
                                                                                                     Return Fund, L.P. and SEI
                                                                                                     Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.        Chairman     Since 1991     Currently performs various                 43           Trustee of The Advisors'
NESHER         of the Board                  services on behalf of SEI                               Inner Circle Fund II, Bishop
58 yrs. old    of Trustees                   Investments for which Mr. Nesher                        Street Funds, The Expedition
                                             is compensated. Executive Vice                          Funds, The MDL Funds, SEI
                                             President of SEI Investments,                           Asset Allocation Trust, SEI
                                             1986-1994. Director and                                 Daily Income Trust, SEI
                                             Executive Vice President of the                         Index Funds, SEI
                                             Administrator and the                                   Institutional International
                                             Distributor, 1981-1994.                                 Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, SEI
                                                                                                     Opportunity Master Fund,
                                                                                                     L.P., SEI Opportunity Fund,
                                                                                                     L.P., SEI Absolute Return
                                                                                                     Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund L.P.,
                                                                                                     SEI Global Master Fund, PLC,
                                                                                                     SEI Global Assets Fund, PLC,
                                                                                                     SEI Global Investments Fund,
                                                                                                     PLC and SEI Investments
                                                                                                     Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee     Since 1992     Self-employed consultant since            43            Director of SEI Investments
DORAN                                        2003. Partner, Morgan, Lewis &                          Company and SEI Investments
1701 Market                                  Bockius LLP (law firm), counsel                         Distribution Co., Trustee of
Street                                       to the Trust, SEI Investments,                          The Advisors' Inner, Circle
Philadelphia,                                the Administrator and the                               Fund II, The MDL Funds, The
PA 19103                                     Distributor from 1976-2003.                             Expedition Funds, SEI Asset
64 yrs. old                                  Director of Distributor since                           Allocation Trust, SEI Daily
                                             2003. Director of SEI                                   Income Trust, SEI Index
                                             Investments since 1974;                                 Funds, SEI Institutional
                                             Secretary of SEI Investments                            International Trust, SEI
                                             since 1978.                                             Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax
                                                                                                     Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1)   Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
      Pennsylvania 19456.

(2)   Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                TERM OF                                          IN THE ADVISORS'
   NAME,       POSITION(S)    OFFICE AND                                         INNER CIRCLE FUND
 ADDRESS,       HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY            OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST    TIME SERVED            DURING PAST 5 YEARS               OFFICER                 HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, President     Since 2003      Senior Operations Officer, SEI             N/A                        N/A
CPA                                          Investments, Fund Accounting and
42 yrs. old                                  Administration since 1996;
                                             Assistant Chief Accountant for
                                             the U.S. Securities and Exchange
                                             Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
PETER          Controller     Since 2004     Director, SEI Investments, Fund            N/A                        N/A
GOLDEN             and                       Accounting and Administration since
40 yrs. old       Chief                      June 2001. From March 2000 to 2001,
                Financial                    Vice President of Funds
                 Officer                     Administration for J.P. Morgan
                                             Chase & Co. From 1997 to 2000,
                                             Vice President of Pension and
                                             Mutual Fund Accounting for Chase
                                             Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.        Chief       Since 2004     Vice President and Assistant               N/A                        N/A
ZITELLI        Compliance                    Secretary of SEI Investments
36 yrs. old      Officer                     Global Funds Services and SEI
                                             Investments Distribution Co.
                                             from 2000-2004; Vice President,
                                             Merrill Lynch & Co. Asset
                                             Management Group from 1998-2000;
                                             Associate at Pepper Hamilton LLP
                                             from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
JAMES             Vice        Since 2004     Employed by SEI Investments                N/A                        N/A
NDIAYE          President                    Company since 2004. Vice
36 yrs. old        and                       President, Deutsche Asset
                Secretary                    Management from 2003-2004.
                                             Associate, Morgan, Lewis &
                                             Bockius LLP from 2000-2003.
                                             Counsel, Assistant Vice
                                             President, ING Variable
                                             Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.        Vice        Since 2000     General Counsel, Vice President
BARTO           President                    and Secretary of SEI Investments           N/A                        N/A
36 yrs. old        and                       Global Funds Services since
                Assistant                    1999; Associate, Dechert (law
                Secretary                    firm) from 1997-1999; Associate,
                                             Richter, Miller & Finn (law
                                             firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                TERM OF                                           IN THE ADVISORS'
   NAME,       POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
 ADDRESS,       HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY            OTHER DIRECTORSHIPS
   AGE(1)       THE TRUST     TIME SERVED           DURING PAST 5 YEARS               OFFICER                HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JOHN              Vice        Since 2002     Middle Office Compliance Officer           N/A                        N/A
MUNERA          President                    at SEI Investments since 2000;
41 yrs. old        and                       Supervising Examiner at Federal
                Assistant                    Reserve Bank of Philadelphia
                Secretary                    from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.         Vice        Since 2004     Employed by SEI Investments                N/A                        N/A
MASTERSON       President                    Company since 2004. General
40 yrs. old        and                       Counsel, CITCO Mutual Fund
                Assistant                    Services from 2003-2004. Vice
                Secretary                    President & Associate Counsel
                                             from 2001-2003 and Vice
                                             President & Assistant Counsel,
                                             Oppenheimer Funds from
                                             1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                            BEGINNING      ENDING                  EXPENSES
                             ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                              VALUE        VALUE       EXPENSE      DURING
                             4/30/04      10/31/04      RATIOS     PERIOD*
---------------------------------------------------------------------------
LSV VALUE EQUITY FUND
---------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares              $ 1,000.00   $ 1,061.20      0.68%     $ 3.52

HYPOTHETICAL 5% RETURN
Class A Shares              $ 1,000.00   $ 1,021.72      0.68%     $ 3.46
---------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
  LONG TERM                                       CORPORATE
 (15% RATE)      ORDINARY                         DIVIDENDS     QUALIFYING    FOREIGN
CAPITAL GAIN      INCOME           TOTAL         RECEIVABLE      DIVIDEND       TAX
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS      DEDUCTION     INCOME (1)   CREDIT (2)
------------   -------------   -------------   --------------   ----------   ----------
   22.73%          77.27%         100.00%          94.86%         92.95%        0.00%


(1)   The percentage in this column represents the amount of "Qualifying Dividend Income"
      as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is
      reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2)   Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

================================================================================

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
KPMG LLP




The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.




LSV-AR-004-0600
================================================================================

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.